Label	Element	Value
Image P2P Trading Group Limited [Member]
Increases in capital	us-gaap_IncreaseDecreaseInOperatingCapital	$ 15,031
Owners' injection of capital	ICGL_OwnersInjectionOfCapital	$ 5,012,428